CONVERTIBLE NOTES (Tables)	9 Months Ended
May 31, 2020
Accounting Policies [Abstract]
Convertible note and derivative liability
Balance, August 31, 2019	$—
Principal	$414,000
Discount on Note issuance	$(49,472)
Accrued interest expense	$16,429
Derivative liability	$54,316
Balance, May 31, 2020	$435,273